Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)		Preferred Stock [Member] White River Holdings Corp [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]		Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member] White River Holdings Corp [Member]	Common Stock [Member]		Additional Paid-in Capital [Member] White River Holdings Corp [Member]	Additional Paid-in Capital [Member] [1]	Retained Earnings [Member] White River Holdings Corp [Member]	Retained Earnings [Member]		White River Holdings Corp [Member]	Total
Balance at Mar. 31, 2020		$ 1							$ 23,042,049					$ 23,042,050
Beginning balance, shares at Mar. 31, 2020		1,200
Cost allocations from Ecoark Holdings, Inc.									865,934					865,934
Net income loss											(9,756,222)			(9,756,222)
Balance - March 31, 2022 at Mar. 31, 2021		$ (1)	$ (1)	[1]	[1]			[1]	(23,907,983)	$ (23,907,983)	9,756,222	$ 9,756,222	[1]	(14,151,762)	$ (14,151,762)	[1]
Ending balance, shares at Mar. 31, 2021		1,200	1,200	[1]	[1]			[1]
Balance at Mar. 31, 2021		$ 1	$ 1	[1]	[1]			[1]	23,907,983	23,907,983	(9,756,222)	(9,756,222)	[1]	14,151,762	14,151,762	[1]
Cost allocations from Ecoark Holdings, Inc.				[1]				[1]		(974,485)					(974,485)
Net income loss				[1]				[1]				1,017,766			1,017,766
Advances from Ecoark Holdings, Inc. to White River Holdings Corp, net				[1]				[1]		3,213,283					3,213,283
Balance - March 31, 2022 at Jun. 30, 2021			$ (1)	[1]				[1]		(26,146,781)		8,738,456			(17,408,326)
Ending balance, shares at Jun. 30, 2021	[1]		1,200
Balance at Jun. 30, 2021			$ 1	[1]				[1]		26,146,781		(8,738,456)			17,408,326
Balance at Mar. 31, 2021		$ 1	$ 1	[1]	[1]			[1]	23,907,983	23,907,983	(9,756,222)	(9,756,222)	[1]	14,151,762	14,151,762	[1]
Beginning balance, shares at Mar. 31, 2021		1,200	1,200	[1]	[1]			[1]
Net income loss															3,407,485
Balance - March 31, 2022 at Dec. 31, 2021			$ (1)	[1]				[1]		(22,282,100)		6,348,737			(15,933,364)
Ending balance, shares at Dec. 31, 2021	[1]		1,200
Balance at Dec. 31, 2021			$ 1	[1]				[1]		22,282,100		(6,348,737)			15,933,364
Balance at Mar. 31, 2021		$ 1	$ 1	[1]	[1]			[1]	23,907,983	23,907,983	(9,756,222)	(9,756,222)	[1]	14,151,762	14,151,762	[1]
Beginning balance, shares at Mar. 31, 2021		1,200	1,200	[1]	[1]			[1]
Cost allocations from Ecoark Holdings, Inc.									(1,733,784)					(1,733,784)
Net income loss											(6,922,753)			(6,922,753)
Advances by Ecoark Holdings									3,486,697					3,486,697
Balance - March 31, 2022 at Mar. 31, 2022		$ 1	$ (1)	[1]				[1]	25,660,896	(25,660,896)	(16,678,975)	16,678,975		(8,981,922)	(8,981,922)
Ending balance, shares at Mar. 31, 2022		1,200	1,200	[1]
Balance at Mar. 31, 2022		$ (1)	$ 1	[1]				[1]	(25,660,896)	25,660,896	16,678,975	(16,678,975)		8,981,922	8,981,922
Balance at Jun. 30, 2021			$ 1	[1]				[1]		26,146,781		(8,738,456)			17,408,326
Beginning balance, shares at Jun. 30, 2021	[1]		1,200
Cost allocations from Ecoark Holdings, Inc.				[1]				[1]		1,675,482					1,675,482
Net income loss				[1]				[1]				(2,632,469)			(2,632,469)
Advances from Ecoark Holdings, Inc. to White River Holdings Corp, net				[1]				[1]		(433,331)					(433,331)
Balance - March 31, 2022 at Sep. 30, 2021			$ (1)	[1]				[1]		(27,388,932)		11,370,925			(16,018,008)
Ending balance, shares at Sep. 30, 2021	[1]		1,200
Balance at Sep. 30, 2021			$ 1	[1]				[1]		27,388,932		(11,370,925)			16,018,008
Cost allocations from Ecoark Holdings, Inc.				[1]				[1]		(5,081,496)					(5,081,496)
Net income loss				[1]				[1]				5,022,188			5,022,188
Advances from Ecoark Holdings, Inc. to White River Holdings Corp, net				[1]				[1]		(25,336)					(25,336)
Balance - March 31, 2022 at Dec. 31, 2021			$ (1)	[1]				[1]		(22,282,100)		6,348,737			(15,933,364)
Ending balance, shares at Dec. 31, 2021	[1]		1,200
Balance at Dec. 31, 2021			$ 1	[1]				[1]		22,282,100		(6,348,737)			15,933,364
Balance at Mar. 31, 2022		$ (1)	$ 1	[1]				[1]	(25,660,896)	25,660,896	16,678,975	(16,678,975)		8,981,922	8,981,922
Beginning balance, shares at Mar. 31, 2022		1,200	1,200	[1]
Net income loss				[1]				[1]				(1,986,544)			(1,986,544)
Advances from Ecoark Holdings, Inc. to White River Holdings Corp, net				[1]				[1]		2,597,455					2,597,455
Balance - March 31, 2022 at Jun. 30, 2022			$ (1)	[1]				[1]		(28,258,351)		18,665,519			(9,592,833)
Ending balance, shares at Jun. 30, 2022	[1]		1,200
Balance at Jun. 30, 2022			$ 1	[1]				[1]		28,258,351		(18,665,519)			9,592,833
Balance at Mar. 31, 2022		$ (1)	$ 1	[1]				[1]	$ (25,660,896)	25,660,896	$ 16,678,975	(16,678,975)		$ 8,981,922	8,981,922
Beginning balance, shares at Mar. 31, 2022		1,200	1,200	[1]
Net income loss															$ (27,868,528)
Shares issued in consulting agreement, shares															190.2726308
Balance - March 31, 2022 at Dec. 31, 2022			$ (1)	[1]			$ (1,007)	[1]		(41,912,737)		44,547,503			$ 2,633,758
Ending balance, shares at Dec. 31, 2022	[1]		1,200				10,066,667
Balance at Dec. 31, 2022			$ 1	[1]			$ 1,007	[1]		41,912,737		(44,547,503)			(2,633,758)
Balance at Jun. 30, 2022			$ 1	[1]				[1]		28,258,351		(18,665,519)			9,592,833
Beginning balance, shares at Jun. 30, 2022	[1]		1,200
Net income loss				[1]				[1]				(11,148,872)			(11,148,872)
Advances from Ecoark Holdings, Inc. to White River Holdings Corp, net				[1]				[1]		1,297,322					1,297,322
To reflect the reverse merger of White River Holdings Corp				[1]			$ 840	[1]		5,963,160					5,964,000
To reflect the reverse merger of White River Holdings Corp, shares							8,400,000
To record contribution of capital by Ecoark Holdings, Inc.				[1]				[1]		3,000,000					3,000,000
Stock-based compensation				[1]				[1]		657,935					657,935
Balance - March 31, 2022 at Sep. 30, 2022			$ (1)	[1]			$ (840)	[1]		(39,176,768)		29,814,391			(9,363,218)
Ending balance, shares at Sep. 30, 2022	[1]		1,200				8,400,000
Balance at Sep. 30, 2022			$ 1	[1]			$ 840	[1]		39,176,768		(29,814,391)			9,363,218
Balance at Jun. 30, 2022			$ 1	[1]				[1]		28,258,351		(18,665,519)			9,592,833
Beginning balance, shares at Jun. 30, 2022	[1]		1,200
To reflect the reverse merger of White River Holdings Corp, shares
Balance - March 31, 2022 at Dec. 31, 2022			$ (1)	[1]			$ (1,007)	[1]		(41,912,737)		44,547,503			2,633,758
Ending balance, shares at Dec. 31, 2022	[1]		1,200				10,066,667
Balance at Dec. 31, 2022			$ 1	[1]			$ 1,007	[1]		41,912,737		(44,547,503)			(2,633,758)
Balance at Sep. 30, 2022			$ 1	[1]			$ 840	[1]		39,176,768		(29,814,391)			9,363,218
Beginning balance, shares at Sep. 30, 2022	[1]		1,200				8,400,000
Net income loss				[1]				[1]				(14,733,112)			(14,733,112)
Stock-based compensation				[1]				[1]		1,069,469					1,069,469
Preferred shares issued in PIPE, net of classification as liability	[2]			[1]				[1]
Shares issued in consulting agreement				[1]			$ 167	[1]		1,666,500					1,666,667
Shares issued in consulting agreement, shares							1,666,667
Balance - March 31, 2022 at Dec. 31, 2022			$ (1)	[1]			$ (1,007)	[1]		(41,912,737)		44,547,503			2,633,758
Ending balance, shares at Dec. 31, 2022	[1]		1,200				10,066,667
Balance at Dec. 31, 2022			$ 1	[1]			$ 1,007	[1]		$ 41,912,737		$ (44,547,503)			$ (2,633,758)

[1]	On July 25, 2022, White River Holdings acquired the Company in a share exchange. White River Holdings’ parent, Ecoark was issued 1,200 Series A of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark that were exchanged for the Series A. The reclassification of amounts due to Ecoark as of July 25, 2022 and March 31, 2022 that were reclassified to additional paid in capital were $28,953,510 and $25,058,733 and are deemed to have been permanently contributed by Ecoark.
[2]	The entire value of the 190.2726308 shares of Series C Convertible Preferred Stock is reflected as a liability and thus not included herein.